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Form N-23C-1
Report for Calendar month Ending June 30, 2004





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Swiss Helvetia Fund, Inc
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
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                                                                     Approximate asset value
                                        Number of                    or approximate asset         Name of
Date of each     Identification of      shares        Price per      coverage per share at        Seller or of
transaction      each security          purchased     share          time of purchase             Sellers Broker
-------------------------------------------------------------------------------------------------------------------
                 Swiss Helvetia
                 Fund-(Cusip-
 06/03/04        870875101)             25,000        12.85                 15.80                    NYSE



Total                                   25,000